Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,824	4,655
Redeemable	4,276	5,278
Total fair value	9,100	9,933
Unfunded commitments	1,505	1,675
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,214	2,248
Redeemable attributable to non-controlling interest	79	91
Unfunded commitments attributable to non-controlling interest	473	540
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	77	85
Redeemable	3,853	4,847
Total fair value	3,930	4,932
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	44	45
Redeemable	49	61
Total fair value	93	106
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	33	40
Redeemable	3,893	4,864
Total fair value	3,926	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	54.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	17.00%	19.00%
Percentage of investment subject to annual redemption	16.00%	18.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(78)
Total fair value	(89)	(78)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,747	4,570
Redeemable	423	431
Total fair value	5,170	5,001
Unfunded commitments	1,505	1,675
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	71	67
Redeemable	423	431
Total fair value	494	498
Unfunded commitments	265	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	13.00%	10.00%
Percentage of investment subject to quarterly redemption	69.00%	72.00%
Percentage of investment subject to annual redemption	17.00%	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,286	4,143
Redeemable	0	0
Total fair value	4,286	4,143
Unfunded commitments	1,240	1,401
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	390	360
Redeemable	0	0
Total fair value	390	360
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	63	58
Redeemable	258	268
Total fair value	321	326
Unfunded commitments	210	219
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	96	9
Redeemable	0	0
Total fair value	96	9
Unfunded commitments	18	18
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	4
Redeemable	45	50
Total fair value	49	54
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,986	2,973
Redeemable	0	0
Total fair value	2,986	2,973
Unfunded commitments	829	952
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	374	338
Redeemable	0	0
Total fair value	374	338
Unfunded commitments	156	200
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	5
Redeemable	120	113
Total fair value	124	118
Unfunded commitments	55	55
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	830	823
Redeemable	0	0
Total fair value	830	823
Unfunded commitments	237	231